RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Summary of estimated terms over which right-of-use assets are amortised

Lease of:
sites for placement of network equipment and base stations inside the buildings	10 years
sites for placement of network equipment and base stations on land	20 years
fiber-optic lines	2 years
retail stores	Up to 8 years
administrative offices, warehouses, parking garages	not less than 3 years
vehicles	4 – 5 years

Summary of net book value of rights-of-use assets

December 31,
Lease of:	2018
Sites for placement of network and base station equipment	92,500
Land and buildings	53,792
Vehicles and other	1,210
Exclusive rights for trademarks	1,505
Rights-of-use assets, net	149,007

Depreciation of the rights-of-use assets for the twelve months ended December 31, 2018 included in depreciation and amortization expense in the accompanying consolidated statement of profit or loss was as follows:

Lease of:	2018
Sites for network and base station equipment	7,784
Land and buildings	10,955
Vehicles and other	135
Exclusive rights for trademarks	694
Depreciation charge, total	19,568

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

December 31,
2018
Minimum lease payments, including:
Current portion (less than 1 year)	30,220
More than 1 to 5 years	107,403
Over 5 years	116,420
Total minimum lease payments	254,043
Less amount representing interest	(93,491)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	15,812
More than 1 to 5 years	62,468
Over 5 years	82,272
Total present value of net minimum lease payments	160,552
Less current portion of lease obligations	(15,812)
Non-current portion of lease obligations	144,740

December 31,
2017
Minimum lease payments, including:
Current portion (less than 1 year)	1,763
More than 1 to 5 years	6,837
Over 5 years	12,845
Total minimum lease payments	21,445
Less amount representing interest	(9,588)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	801
More than 1 to 5 years	3,138
Over 5 years	7,918
Total present value of net minimum lease payments	11,857
Less current portion of lease obligations	(801)
Non-current portion of lease obligations	11,056

Property, plant and equipment
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Summary of net book value of rights-of-use assets

December 31,
2017
Network and base station equipment	8,098
Office equipment, vehicles and other	63
Leased assets, net	8,161